Segment reporting (Details 1) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Revenue
Revenue	₨ 21,546,885	$ 311,500	₨ 20,685,613	₨ 18,432,020
Country of domicile [member]
Revenue
Revenue	16,879,558		16,649,473	13,441,211
Foreign countries [member]
Revenue
Revenue	₨ 4,667,327		₨ 4,036,140	₨ 4,990,809